Business combinations - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions, $ in Millions		1 Months Ended		8 Months Ended	12 Months Ended
	May 10, 2021 EUR (€)	May 31, 2021	Nov. 30, 2020	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 10, 2021 AUD ($) $ / shares	May 10, 2021 EUR (€)	May 10, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Fair value of consideration									€ 5,752
Acquisition related costs					€ 53	€ 14	€ 0
The Coca-Cola Company | PT Coca-Cola Bottling Indonesia
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		29.40%
Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Fair value of consideration									5,752
Goodwill									2,097
Cash flow hedge gains transferred to goodwill relating to business combination	€ 84
Right-of-use assets acquired									307
Lease liability acquired									302
Gain on remeasuring to fair value before business combination	€ 48
Trade accounts receivable									603
Gross trade receivables acquired									618
Allowance for expected credit losses, trade receivables acquired									€ 15
Revenue of acquiree since acquisition date				€ 2,200
Profit (loss) of acquiree since acquisition date				€ 207
Revenue of combined entity as if combination occurred at beginning of period					14,800
Profit (loss) of combined entity as if combination occurred at beginning of period					1,400
Coca-Cola Amatil Limited | Administrative expenses
Disclosure of detailed information about business combination [line items]
Acquisition related costs					49
Coca-Cola Amatil Limited | Finance costs
Disclosure of detailed information about business combination [line items]
Acquisition related costs					€ 4
Coca-Cola Amatil Limited | Shareholders of Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Cash consideration (in AUD per share) | $ / shares								$ 13.32
Cash transferred | $								$ 6,673
Coca-Cola Amatil Limited | The Coca-Cola Company | Agreed consideration, acquisition 1
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	10.80%
Cash consideration (in AUD per share) | $ / shares								$ 9.39
Cash transferred | $								$ 893
Coca-Cola Amatil Limited | The Coca-Cola Company | Agreed consideration, acquisition 2
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Cash consideration (in AUD per share) | $ / shares								$ 10.57
Cash transferred | $										$ 1,046
Coca-Cola Amatil Limited | Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			69.20%
Coca-Cola Amatil Limited | The Coca-Cola Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		30.80%	30.80%
Coca-Cola Amatil Limited | The Coca-Cola Company | PT Coca-Cola Bottling Indonesia
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	29.40%